Advances to joint ventures (Tables)	9 Months Ended
Sep. 30, 2021
Advances to joint ventures
Schedule of investments in and advances to affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Current portion of advances to joint ventures	$4,410	$3,284
Long-term advances to joint ventures	—	869
Advances/shareholder loans to joint ventures	$4,410	$4,153